UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

Steven I. Koszalka

American Funds Corporate Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Corporate Bond Fund®

Investment portfolio

August 31, 2017

unaudited

Bonds, notes & other debt instruments 89.40% Corporate bonds & notes 84.93% Energy 12.75%	Principal?amount (000)	Value (000)
Anadarko Petroleum Corp. 4.85% 2021	$105	$112
Anadarko Petroleum Corp. 5.55% 2026	565	632
Anadarko Petroleum Corp. 6.60% 2046	430	522
Canadian Natural Resources Ltd. 2.95% 2023	245	246
Canadian Natural Resources Ltd. 3.85% 2027	1,135	1,139
Canadian Natural Resources Ltd. 4.95% 2047	645	667
Cenovus Energy Inc. 4.25% 20271	2,105	2,036
Cenovus Energy Inc. 5.25% 20371	107	101
Cenovus Energy Inc. 5.40% 20471	949	898
Chevron Corp. 1.561% 2019	170	170
Chevron Corp. 2.10% 2021	1,225	1,234
Chevron Corp. 2.498% 2022	1,990	2,028
Chevron Corp. 2.954% 2026	1,250	1,265
ConocoPhillips 4.20% 2021	115	123
Devon Energy Corp. 5.85% 2025	750	859
Devon Energy Corp. 5.00% 2045	105	107
Ecopetrol SA 5.875% 2023	30	33
Enbridge Energy Partners, LP 4.375% 2020	60	63
Enbridge Energy Partners, LP 5.875% 2025	85	98
Enbridge Energy Partners, LP 7.375% 2045	1,190	1,546
Enbridge Inc. 2.90% 2022	902	909
Enbridge Inc. 4.00% 2023	255	269
Enbridge Inc. 4.25% 2026	105	111
Enbridge Inc. 3.70% 2027	1,489	1,505
Enbridge Inc. 5.50% 2046	280	322
Energy Transfer Partners, LP 4.75% 2026	75	79
Energy Transfer Partners, LP 4.20% 2027	870	884
Energy Transfer Partners, LP 6.125% 2045	215	236
Energy Transfer Partners, LP 5.30% 2047	1,915	1,919
EnLink Midstream Partners, LP 2.70% 2019	60	60
EnLink Midstream Partners, LP 4.85% 2026	270	283
EnLink Midstream Partners, LP 5.45% 2047	230	234
Exxon Mobil Corp. 2.222% 2021	1,600	1,621
Halliburton Co. 3.80% 2025	1,280	1,325
Halliburton Co. 5.00% 2045	1,335	1,451
Kinder Morgan Energy Partners, LP 5.40% 2044	25	26
Kinder Morgan Finance Co. 5.05% 2046	1,500	1,500
Kinder Morgan, Inc. 3.15% 2023	235	235
Kinder Morgan, Inc. 4.30% 2025	600	629
Kinder Morgan, Inc. 5.55% 2045	550	585
Marathon Oil Corp. 4.40% 2027	2,405	2,438
MPLX LP 4.125% 2027	85	86
MPLX LP 5.20% 2047	10	10
Noble Energy, Inc. 3.85% 2028	170	171
Noble Energy, Inc. 4.95% 2047	425	426
Petróleos Mexicanos 5.375% 20221	500	537

American Funds Corporate Bond Fund — Page 1 of 12

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Petróleos Mexicanos 6.875% 2026	$90	$104
Petróleos Mexicanos 6.50% 20271	495	556
Petróleos Mexicanos 5.625% 2046	25	24
Petróleos Mexicanos 6.75% 20471	1,700	1,824
Petróleos Mexicanos 6.75% 2047	1,000	1,073
Phillips 66 Partners LP 3.55% 2026	80	79
Phillips 66 Partners LP 4.90% 2046	10	10
Royal Dutch Shell PLC 1.75% 2021	50	50
Royal Dutch Shell PLC 3.75% 2046	520	507
Sabine Pass Liquefaction, LLC 5.625% 2021	380	412
Sabine Pass Liquefaction, LLC 5.625% 2025	607	671
Sabine Pass Liquefaction, LLC 5.00% 2027	630	668
Sabine Pass Liquefaction, LLC 4.20% 2028	100	101
Schlumberger BV 3.625% 20221	1,625	1,709
Schlumberger BV 4.00% 20251	205	217
Shell International Finance BV 4.00% 2046	225	229
Valero Energy Partners LP 4.375% 2026	45	47
Western Gas Partners LP 4.65% 2026	500	521
Williams Partners LP 4.00% 2025	370	383
Williams Partners LP 3.75% 2027	875	877
		41,792
Health care 12.59%
Abbott Laboratories 2.90% 2021	2,360	2,403
Abbott Laboratories 3.40% 2023	1,205	1,243
Abbott Laboratories 3.75% 2026	2,230	2,313
Abbott Laboratories 4.75% 2036	50	55
Abbott Laboratories 4.90% 2046	545	612
AbbVie Inc. 2.50% 2020	100	101
AbbVie Inc. 2.30% 2021	330	331
AbbVie Inc. 2.85% 2023	1,185	1,198
AbbVie Inc. 3.20% 2026	1,900	1,902
AbbVie Inc. 4.45% 2046	1,260	1,321
Allergan PLC 2.35% 2018	100	100
Allergan PLC 3.00% 2020	300	306
Allergan PLC 3.80% 2025	1,150	1,204
Amgen Inc. 1.85% 2021	370	365
Amgen Inc. 2.65% 2022	1,675	1,692
AstraZeneca PLC 1.75% 2018	100	100
AstraZeneca PLC 2.375% 2022	2,075	2,070
AstraZeneca PLC 3.375% 2025	175	179
AstraZeneca PLC 4.375% 2045	100	106
Becton, Dickinson and Co. 2.675% 2019	49	50
Becton, Dickinson and Co. 2.894% 2022	510	513
Becton, Dickinson and Co. 3.363% 2024	1,975	2,002
Becton, Dickinson and Co. 3.70% 2027	2,720	2,759
Biogen Inc. 3.625% 2022	900	946
Boston Scientific Corp. 2.85% 2020	150	153
Boston Scientific Corp. 3.375% 2022	200	207
Celgene Corp. 3.875% 2025	228	242
EMD Finance LLC 2.40% 20201	50	51
EMD Finance LLC 2.95% 20221	425	435
EMD Finance LLC 3.25% 20251	425	435
Humana Inc. 3.95% 2027	175	186

American Funds Corporate Bond Fund — Page 2 of 12

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Johnson & Johnson 1.125% 2019	$400	$399
Laboratory Corporation of America Holdings 2.625% 2020	200	203
Laboratory Corporation of America Holdings 3.60% 2027	400	408
Medtronic, Inc. 4.625% 2045	300	342
Roche Holdings, Inc. 3.35% 20241	400	420
Roche Holdings, Inc. 2.375% 20271	735	705
Shire PLC 2.40% 2021	3,175	3,155
Shire PLC 2.875% 2023	470	468
Shire PLC 3.20% 2026	605	597
Teva Pharmaceutical Finance Company BV 2.20% 2021	1,050	1,000
Teva Pharmaceutical Finance Company BV 2.80% 2023	2,115	1,996
Teva Pharmaceutical Finance Company BV 3.15% 2026	2,615	2,398
Teva Pharmaceutical Finance Company BV 4.10% 2046	1,050	888
UnitedHealth Group Inc. 2.125% 2021	100	101
UnitedHealth Group Inc. 3.75% 2025	400	426
WellPoint, Inc. 3.125% 2022	1,325	1,367
Zimmer Holdings, Inc. 2.00% 2018	100	100
Zimmer Holdings, Inc. 2.70% 2020	300	304
Zimmer Holdings, Inc. 3.15% 2022	400	409
		41,266
Financials 12.50%
ACE INA Holdings Inc. 2.30% 2020	200	202
ACE INA Holdings Inc. 2.875% 2022	15	15
ACE INA Holdings Inc. 3.35% 2026	100	104
ACE INA Holdings Inc. 4.35% 2045	20	22
Banco Santander, SA 3.70% 20221	1,150	1,174
Bank of America Corp. 2.816% 2023	125	125
Bank of America Corp. 3.593% 2028	1,225	1,245
Bank of Nova Scotia 2.70% 2022	950	966
Barclays Bank PLC 4.375% 2026	1,000	1,055
Berkshire Hathaway Inc. 2.20% 2021	125	127
Berkshire Hathaway Inc. 3.125% 2026	150	154
BPCE SA group 5.70% 20231	200	223
BPCE SA group 5.15% 20241	620	670
CBOE Holdings, Inc. 1.95% 2019	850	851
Citigroup Inc. 3.20% 2026	375	372
Credit Suisse Group AG 3.80% 2023	725	757
Credit Suisse Group AG 4.55% 2026	925	996
Danske Bank AS 2.70% 20221	200	203
Goldman Sachs Group, Inc. 2.905% 2023	1,220	1,226
Goldman Sachs Group, Inc. 2.908% 2023	1,750	1,760
Goldman Sachs Group, Inc. 2.917% 20232	1,100	1,137
Goldman Sachs Group, Inc. 3.75% 2025	188	194
Goldman Sachs Group, Inc. 3.50% 2026	725	731
Goldman Sachs Group, Inc. 3.691% 2028	318	324
HSBC Holdings PLC 4.041% 2028	830	874
Intesa Sanpaolo SpA 5.017% 20241	870	892
JPMorgan Chase & Co. 3.54% 2028	995	1,015
MetLife Global Funding I 2.00% 20201	150	150
MetLife Global Funding I 2.05% 20201	1,350	1,356
MetLife Global Funding I 2.50% 20201	150	152
MetLife Global Funding I 1.95% 20211	750	744
Metropolitan Life Global Funding I, 3.45% 20261	150	157

American Funds Corporate Bond Fund — Page 3 of 12

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	$2,000	$2,014
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.532% 20242	900	903
Morgan Stanley 3.625% 2027	402	411
New York Life Global Funding 1.50% 20191	60	60
New York Life Global Funding 1.70% 20211	900	887
New York Life Global Funding 2.00% 20211	500	500
New York Life Global Funding 2.30% 20221	1,650	1,660
QBE Insurance Group Ltd. 2.40% 20181	250	250
Rabobank Nederland 4.375% 2025	250	266
Royal Bank of Canada 2.125% 2020	1,500	1,511
Royal Bank of Scotland PLC 3.498% 2023	1,500	1,518
Sumitomo Mitsui Banking Corp. 2.784% 2022	2,150	2,175
TD Ameritrade Holding Co. 3.30% 2027	1,500	1,530
Toronto-Dominion Bank 1.45% 2018	475	475
Travelers Companies, Inc. 4.00% 2047	105	109
UniCredit SPA 4.625% 20271	1,070	1,127
UniCredit SPA 5.861% 20321	200	210
US Bancorp. 2.625% 2022	750	765
Wells Fargo & Co. 2.625% 2022	2,350	2,366
Wells Fargo & Co. 3.584% 2028	2,200	2,255
		40,965
Utilities 11.03%
Centerpoint Energy, Inc., 2.50% 2022	800	805
CMS Energy Corp. 8.75% 2019	351	391
CMS Energy Corp. 5.05% 2022	1,175	1,304
CMS Energy Corp. 3.00% 2026	600	596
CMS Energy Corp. 2.95% 2027	600	591
Colbun SA 6.00% 20201	300	325
Comision Federal de Electricidad 4.75% 20271	500	520
Commonwealth Edison Company 2.95% 2027	1,200	1,210
Dominion Resources, Inc. 2.579% 2020	425	429
Duke Energy Corp. 2.65% 2026	547	528
Duke Energy Corp. 3.75% 2046	509	493
Duke Energy Corp. 3.95% 2047	487	491
Edison International 2.40% 2022	350	351
EDP Finance BV 5.25% 20211	400	433
EDP Finance BV 3.625% 20241	2,550	2,587
Electricité de France SA 4.95% 20451	200	221
Empresa Nacional de Electricidad SA 4.25% 2024	150	158
Enel Finance International SA 6.00% 20391	250	308
Enel Società per Azioni 8.75% 20731	400	485
Entergy Corp. 2.95% 2026	950	932
Eversource Energy 2.80% 2023	500	507
Exelon Corp. 3.497% 2022	2,000	2,076
FirstEnergy Corp. 3.90% 2027	4,224	4,324
FirstEnergy Corp. 4.85% 2047	1,300	1,362
FirstEnergy Corp., Series B, 4.25% 2023	50	53
Great Plains Energy Inc. 4.20% 2047	900	953
Iberdrola Finance Ireland 5.00% 20191	150	159
Indiana Michigan Power Co. 3.75% 2047	165	167
IPALCO Enterprises, Inc. 3.70% 20241	2,200	2,222
Mississippi Power Co. 4.25% 2042	1,500	1,472
National Grid Plc 3.15% 20271	265	270

American Funds Corporate Bond Fund — Page 4 of 12

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
New York State Electric & Gas Corp. 3.25% 20261	$100	$102
NextEra Energy, Inc. 1.649% 2018	500	500
Niagara Mohawk Power Corp. 3.508% 20241	300	315
Public Service Co. of Colorado 2.50% 2023	300	303
Public Service Enterprise Group Inc. 1.60% 2019	515	511
Public Service Enterprise Group Inc. 2.00% 2021	1,875	1,849
Puget Energy, Inc. 6.50% 2020	101	114
Puget Energy, Inc. 5.625% 2022	490	552
Puget Energy, Inc. 3.65% 2025	275	283
South Carolina Electric & Gas Co. 5.45% 2041	90	111
Southwestern Public Service Co. 3.7% 2047	300	304
State Grid Overseas Investment Ltd. 3.50% 20271	1,350	1,394
Teco Finance, Inc. 5.15% 2020	515	551
The Connecticut Light and Power Co. 4.30% 2044	2,000	2,228
Xcel Energy Inc. 3.35% 2026	290	298
		36,138
Consumer staples 10.16%
Altria Group, Inc. 2.625% 2020	175	178
Altria Group, Inc. 2.625% 2026	20	20
Altria Group, Inc. 3.875% 2046	1,700	1,649
Anheuser-Busch InBev NV 2.65% 2021	200	204
Anheuser-Busch InBev NV 2.50% 2022	500	505
Anheuser-Busch InBev NV 3.65% 2026	2,565	2,677
Anheuser-Busch InBev NV 4.90% 2046	150	172
British American Tobacco PLC 2.764% 20221	310	312
British American Tobacco PLC 3.557% 20271	4,675	4,751
British American Tobacco PLC 4.54% 20471	2,150	2,229
Coca-Cola Co. 2.20% 2022	1,250	1,263
Constellation Brands, Inc. 2.70% 2022	20	20
Constellation Brands, Inc. 3.50% 2027	65	66
Constellation Brands, Inc. 4.50% 2047	15	16
Costco Wholesale Corp. 2.15% 2021	150	151
Costco Wholesale Corp. 2.30% 2022	150	151
Costco Wholesale Corp. 2.75% 2024	1,550	1,569
Costco Wholesale Corp. 3.00% 2027	125	127
Kraft Foods Inc. 3.50% 2022	1,750	1,820
Molson Coors Brewing Co. 1.45% 2019	100	99
Molson Coors Brewing Co. 1.90% 20191	30	30
Molson Coors Brewing Co. 2.25% 20201	1,525	1,532
Molson Coors Brewing Co. 2.10% 2021	200	198
Molson Coors Brewing Co. 3.00% 2026	125	123
Molson Coors Brewing Co. 4.20% 2046	585	587
PepsiCo, Inc. 2.25% 2022	1,650	1,664
PepsiCo, Inc. 4.00% 2047	100	105
Philip Morris International Inc. 2.00% 2020	80	80
Philip Morris International Inc. 2.375% 2022	2,350	2,353
Philip Morris International Inc. 2.625% 2022	200	203
Philip Morris International Inc. 3.875% 2042	150	150
Philip Morris International Inc. 4.25% 2044	1,225	1,284
Procter & Gamble Co. 1.90% 2019	350	353
Reckitt Benckiser Group PLC 2.375% 20221	1,725	1,727
Reckitt Benckiser Group PLC 2.75% 20241	225	226
Reynolds American Inc. 4.45% 2025	225	244

American Funds Corporate Bond Fund — Page 5 of 12

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
Reynolds American Inc. 5.85% 2045	$225	$273
Smithfield Foods, Inc. 3.35% 20221	1,350	1,375
Walgreens Boots Alliance, Inc. 3.45% 2026	115	116
Walgreens Boots Alliance, Inc. 4.65% 2046	20	21
WM. Wrigley Jr. Co 2.90% 20191	300	305
WM. Wrigley Jr. Co 3.375% 20201	2,300	2,382
		33,310
Consumer discretionary 8.90%
Amazon.com, Inc. 2.80% 20241	1,150	1,166
Amazon.com, Inc. 3.15% 20271	3,850	3,928
Amazon.com, Inc. 3.875% 20371	347	357
Amazon.com, Inc. 4.05% 20471	1,640	1,698
American Honda Finance Corp. 1.65% 2021	200	197
Bayerische Motoren Werke AG 2.15% 20201	100	101
Bayerische Motoren Werke AG 1.85% 20211	850	841
Bayerische Motoren Werke AG 2.00% 20211	338	338
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	200	205
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	200	215
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 20281	200	195
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20471	805	825
Comcast Corp. 3.00% 2024	1,000	1,022
Comcast Corp. 3.30% 2027	250	255
Comcast Corp. 3.15% 2028	2,000	2,002
Comcast Corp. 4.75% 2044	300	332
Comcast Corp. 4.00% 2047	290	291
Daimler Finance NA LLC 2.70% 20201	1,250	1,271
DaimlerChrysler North America Holding Corp. 2.25% 20201	425	427
DaimlerChrysler North America Holding Corp. 2.20% 20211	325	322
DaimlerChrysler North America Holding Corp. 3.50% 20251	300	311
Ford Motor Co. 4.346% 2026	1,200	1,246
Ford Motor Credit Co. 4.134% 2025	200	206
Ford Motor Credit Co. 5.291% 2046	1,900	1,955
General Motors Co. 6.75% 2046	305	360
General Motors Co. 5.40% 2048	1,150	1,173
General Motors Financial Co. 4.00% 2025	775	786
General Motors Financial Co. 6.60% 2036	45	53
Home Depot, Inc. 1.80% 2020	250	251
Home Depot, Inc. 3.90% 2047	50	52
Hyundai Capital America 2.55% 20201	1,235	1,241
Lowe’s Companies, Inc. 3.10% 2027	125	126
Lowe’s Companies, Inc. 4.05% 2047	335	345
McDonald’s Corp. 2.625% 2022	75	76
McDonald’s Corp. 3.70% 2026	25	26
McDonald’s Corp. 3.50% 2027	150	156
McDonald’s Corp. 4.875% 2045	750	857
McDonald’s Corp. 4.45% 2047	850	908
NBC Universal Enterprise, Inc. 5.25% 20491	475	505
Newell Rubbermaid Inc. 2.60% 2019	10	10
Newell Rubbermaid Inc. 3.15% 2021	80	82
Newell Rubbermaid Inc. 3.85% 2023	610	646
Newell Rubbermaid Inc. 4.20% 2026	275	294
Newell Rubbermaid Inc. 5.50% 2046	935	1,122

American Funds Corporate Bond Fund — Page 6 of 12

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Starbucks Corp. 4.30% 2045	$25	$28
Toyota Motor Credit Corp. 3.20% 2027	340	353
		29,156
Real estate 4.99%
Alexandria Real Estate Equities, Inc. 3.95% 2028	35	36
American Campus Communities, Inc. 3.35% 2020	260	268
American Campus Communities, Inc. 3.75% 2023	1,350	1,405
American Campus Communities, Inc. 4.125% 2024	200	212
Corporate Office Properties LP 3.60% 2023	50	50
Corporate Office Properties LP 5.25% 2024	100	109
Corporate Office Properties LP 5.00% 2025	30	32
DCT Industrial Trust Inc. 4.50% 2023	60	64
DDR Corp. 4.70% 2027	890	925
Developers Diversified Realty Corp. 7.875% 2020	150	176
Developers Diversified Realty Corp. 3.90% 2024	1,035	1,049
EPR Properties 4.50% 2025	155	159
EPR Properties 4.75% 2026	275	286
Essex Portfolio L.P. 3.625% 2022	200	208
Essex Portfolio L.P. 3.50% 2025	70	71
Essex Portfolio L.P. 3.375% 2026	200	201
Hospitality Properties Trust 6.70% 2018	400	401
Host Hotels & Resorts LP 4.50% 2026	40	43
Kimco Realty Corp. 3.40% 2022	1,890	1,957
Kimco Realty Corp. 3.30% 2025	790	797
Kimco Realty Corp. 3.80% 2027	105	108
Prologis, Inc. 3.35% 2021	41	43
Scentre Group 2.375% 20211	130	129
Scentre Group 3.50% 20251	450	458
Scentre Group 3.75% 20271	1,425	1,464
Simon Property Group, LP 2.35% 2022	700	703
WEA Finance LLC 2.70% 20191	1,000	1,010
WEA Finance LLC 3.25% 20201	390	401
WEA Finance LLC 4.75% 20441	200	208
Westfield Corp. Ltd. 3.15% 20221	3,335	3,395
		16,368
Telecommunication services 4.41%
AT&T Inc. 3.40% 2024	705	713
AT&T Inc. 3.90% 2027	3,315	3,356
AT&T Inc. 4.25% 2027	650	675
AT&T Inc. 4.90% 2037	140	142
AT&T Inc. 5.25% 2037	200	211
AT&T Inc. 4.35% 2045	1,324	1,211
AT&T Inc. 4.50% 2048	487	453
AT&T Inc. 5.15% 2050	1,425	1,443
AT&T Inc. 5.30% 2058	200	204
Deutsche Telekom International Finance BV 1.95% 20211	250	246
Deutsche Telekom International Finance BV 2.82% 20221	1,750	1,771
Deutsche Telekom International Finance BV 2.485% 20231	425	417
Deutsche Telekom International Finance BV 3.60% 20271	350	358
France Télécom 9.00% 2031	385	591

American Funds Corporate Bond Fund — Page 7 of 12

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
Verizon Communications Inc. 4.50% 2033	$1,425	$1,454
Verizon Communications Inc. 4.125% 2046	1,350	1,202
		14,447
Information technology 3.76%
Analog Devices, Inc. 2.50% 2021	25	25
Analog Devices, Inc. 3.125% 2023	40	41
Analog Devices, Inc. 3.50% 2026	35	36
Apple Inc. 2.30% 2022	250	252
Apple Inc. 3.20% 2027	800	819
Apple Inc. 3.35% 2027	370	384
Apple Inc. 4.25% 2047	400	434
Broadcom Ltd. 3.00% 20221	2,750	2,795
Broadcom Ltd. 3.625% 20241	575	593
Broadcom Ltd. 3.875% 20271	2,325	2,397
Microsoft Corp. 1.55% 2021	200	197
Microsoft Corp. 2.40% 2022	300	305
Microsoft Corp. 2.875% 2024	135	139
Microsoft Corp. 2.40% 2026	50	49
Microsoft Corp. 3.30% 2027	455	475
Microsoft Corp. 3.70% 2046	600	605
Microsoft Corp. 4.25% 2047	575	635
Oracle Corp. 1.90% 2021	1,325	1,323
Oracle Corp. 2.65% 2026	400	394
Oracle Corp. 4.00% 2046	400	413
		12,311
Industrials 2.72%
3M Co. 1.625% 2021	28	28
3M Co. 2.25% 2026	80	77
Burlington Northern Santa Fe LLC 3.45% 2021	70	73
Canadian National Railway Co. 3.20% 2046	35	33
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193	8	8
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20223	54	58
ERAC USA Finance Co. 2.70% 20231	1,000	992
Honeywell International Inc. 1.85% 2021	800	793
Lockheed Martin Corp. 1.85% 2018	15	15
Lockheed Martin Corp. 2.50% 2020	83	85
Lockheed Martin Corp. 3.10% 2023	135	140
Lockheed Martin Corp. 3.55% 2026	290	303
Lockheed Martin Corp. 4.50% 2036	10	11
Lockheed Martin Corp. 4.70% 2046	50	57
Rockwell Collins, Inc. 2.80% 2022	1,440	1,468
Roper Technologies, Inc. 2.80% 2021	25	25
Roper Technologies, Inc. 3.80% 2026	50	52
Siemens AG 2.70% 20221	975	994
Siemens AG 2.00% 20231	500	488
Siemens AG 3.125% 20241	1,100	1,135
United Technologies Corp. 2.30% 2022	220	220
United Technologies Corp. 2.80% 2024	1,575	1,591
United Technologies Corp. 3.125% 2027	275	278
		8,924

American Funds Corporate Bond Fund — Page 8 of 12

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 1.12%	Principal?amount (000)	Value (000)
Dow Chemical Co. 4.125% 2021	$100	$107
Dow Chemical Co. 4.625% 2044	100	107
LYB International Finance BV 3.50% 2027	575	578
LYB International Finance BV 4.875% 2044	100	109
LyondellBasell Industries NV 6.00% 2021	200	226
Praxair, Inc. 3.00% 2021	100	103
Rio Tinto Finance PLC 3.75% 2025	70	75
Rio Tinto PLC 4.125% 2042	80	84
Sherwin-Williams Co. 2.75% 2022	350	353
Sherwin-Williams Co. 3.125% 2024	400	407
Sherwin-Williams Co. 3.45% 2027	250	253
Sherwin-Williams Co. 4.50% 2047	745	787
Vale Overseas Ltd. 5.875% 2021	360	400
Vale Overseas Ltd. 6.25% 2026	60	68
		3,657
Total corporate bonds & notes		278,334
U.S. Treasury bonds & notes 3.06% U.S. Treasury 1.95%
U.S. Treasury 1.125% 2019	135	135
U.S. Treasury 1.625% 2019	163	164
U.S. Treasury 1.875% 2022	4,736	4,772
U.S. Treasury 2.25% 2027	730	738
U.S. Treasury 3.00% 2047	568	600
		6,409
U.S. Treasury inflation-protected securities 1.11%
U.S. Treasury Inflation-Protected Security 0.625% 20264,5	1,572	1,610
U.S. Treasury Inflation-Protected Security 0.375% 20275	2,028	2,027
		3,637
Total U.S. Treasury bonds & notes		10,046
Municipals 0.77% Illinois 0.77%
G.O. Bonds, Pension Funding Series 2003, 5.10% 20333	2,500	2,514
		2,514
Bonds & notes of governments & government agencies outside the U.S. 0.40%
Saudi Arabia (Kingdom of) 2.375% 2021	250	248
Saudi Arabia (Kingdom of) 2.894% 20221	1,050	1,060
		1,308
Asset-backed obligations 0.24%
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 20221,3	350	354
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-2A, Class A, 2.95% 20221,3	350	350
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20211,3	100	100
		804
Total bonds, notes & other debt instruments (cost: $287,530,000)		293,006

American Funds Corporate Bond Fund — Page 9 of 12

unaudited

Short-term securities 9.02%	Principal?amount (000)	Value (000)
Apple Inc. 1.20% due 11/2/20171	$3,000	$2,994
CAFCO, LLC 1.30% due 12/5/20171	5,000	4,983
Estée Lauder Companies Inc. 1.19% due 10/10/20171	2,900	2,896
Federal Home Loan Bank 1.08% due 11/7/2017	2,500	2,496
General Electric Co. 1.13% due 9/1/2017	5,000	5,000
IBM Corp. 1.03% due 9/26/20171	6,000	5,995
Wal-Mart Stores, Inc. 1.10% due 9/18/20171	5,200	5,197
Total short-term securities (cost: $29,561,000)		29,561
Total investment securities 98.42% (cost: $317,091,000)		322,567
Other assets less liabilities 1.58%		5,169
Net assets 100.00%		$327,736

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized depreciation at 8/31/2017 (000)
3-month USD-LIBOR	2.7945%	4/10/2024	$1,500	$(86)	$—	$(86)
3-month USD-LIBOR	2.52%	8/10/2047	1,750	(56)	—	(56)
					$—	$(142)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 8/31/2017 (000)	Upfront receipts (000)	Unrealized appreciation at 8/31/2017 (000)
1.00%/Quarterly	CDX.NA.IG.28	6/20/2022	$7,500	$145	$113	$32

1	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $101,255,000, which represented 30.90% of the net assets of the fund.
2	Coupon rate may change periodically.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	A portion of this security was pledged as collateral. The total value of pledged collateral was $456,000, which represented .14% of the net assets of the fund.
5	Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

American Funds Corporate Bond Fund — Page 10 of 12

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $4,896,000 and $6,250,000, respectively.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Funds Corporate Bond Fund — Page 11 of 12

unaudited

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2017, all of the fund’s investments were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investments	$5,834
Gross unrealized depreciation on investments	(534)
Net unrealized appreciation on investments	5,300
Cost of investments	317,044

Key to abbreviations and symbol
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-032-1017O-S60740	American Funds Corporate Bond Fund — Page 12 of 12

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By /s/ David S. Lee
David S. Lee, President and Principal Executive Officer

Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David S. Lee
David S. Lee, President and Principal Executive Officer

Date: October 27, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 27, 2017